UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23129

NEXPOINT REAL ESTATE STRATEGIES FUND

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (844) 485-9167

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Reports to Stockholders.

A copy of the Semi-Annual Report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

2

NexPoint Real Estate Strategies Fund

Semi-Annual Report

June 30, 2017

NexPoint Real Estate Strategies Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

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FUND PROFILE (unaudited)

NexPoint Real Estate Strategies Fund

Objective

NexPoint Real Estate Strategies Fund seeks long-term total return with an emphasis on current income.

Net Assets as of June 30, 2017

$7.8 million

Portfolio Data as of June 30, 2017

The information below provides a snapshot of NexPoint Real Estate Strategies Fund at the end of the reporting period. NexPoint Real Estate Strategies Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classification as of 06/30/2017 (%)(1)
Real Estate	96.2
Other Assets & Liabilities	3.8

Real Estate Investments (Debt vs. Equity) as of 06/30/2017 (%)(1)
Public Equities	40.6
Private Equities	4.0
Public Debt & Preferred Stock	11.3
Private Debt(4)	42.5
Other Investments and Assets & Liabilities(2)	1.6

Top 10 Holdings as of 06/30/2017 (%)(1)(3)
RCP Keystone Hotel LLC 9.00%, 11/15/19 (U.S. Senior Loans)	24.8
NRESF REIT SUB LLC (Common Stocks)	15.6
Taubman Centers, Inc. (Common Stocks)	5.0
NexPoint Residential Trust, Inc. (Common Stocks)	4.9
RAIT Financial Trust (Preferred Stocks)	4.5
Kennedy-Wilson Holdings, Inc. (Common Stocks)	4.0
RAIT Financial Trust (Preferred Stocks)	3.9
Owens Realty Mortgage, Inc. (Common Stocks)	3.4
RAIT Financial Trust (Common Stocks)	3.3
Life Storage, Inc. (Common Stocks)	3.2

(1)	Industries and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s cash equivalent investments in the amount of $50,939.

(3)	Excludes the Fund’s cash equivalent investments.

(4)	Includes NRESF REIT Sub, LLC, as the entity holds private debt.

Semi-Annual Report	1

FINANCIAL STATEMENTS

June 30, 2017	NexPoint Real Estate Strategies Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details the Fund’s holdings and its market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2017	NexPoint Real Estate Strategies Fund

Principal Amount ($)		Amortized Cost ($) (a)	Value ($)

U.S. Senior Loans (b) - 24.8%

REAL ESTATE (c) - 24.8%
1,950,000	RCP Keystone Hotel LLC 2nd Lien Term Loan 14.50%, 11/15/2019	1,933,922	1,950,000

	Total U.S. Senior Loans	1,933,922	1,950,000

Asset-Backed Securities (d)(e) - 2.2%
250,000	CIFC Funding, Ltd. Series 2015-1A, Class SUB 0.00%, 01/22/2027	201,142	175,000

	Total Asset-Backed Securities	201,142	175,000

Shares

Common Stocks - 60.1%

REAL ESTATE - 60.1%
12,325	CBL & Associates Properties, Inc., REIT	150,858	103,900
15,400	Colony NorthStar, Inc., Class A, REIT	201,018	216,986
3,052	Consolidated-Tomoka Land Co.	164,933	173,812
8,503	CubeSmart, REIT	224,402	204,412
6,000	Forest City Realty Trust, Inc., Class A, REIT	141,032	145,020
16,500	Kennedy-Wilson Holdings, Inc.	300,157	314,325
3,372	Life Storage, Inc., REIT	304,224	249,865
3,500	Macerich Co. (The), REIT	200,698	203,210
15,400	NexPoint Residential Trust, Inc., REIT (f)	300,788	383,306
1,012,750	NRESF REIT SUB LLC (c)(f)	1,012,750	1,224,212
15,897	Owens Realty Mortgage, Inc., REIT	268,584	269,613
117,040	RAIT Financial Trust, REIT	353,366	256,317
26,755	Spirit Realty Capital, Inc., REIT	198,971	198,255
6,600	Taubman Centers, Inc., REIT	398,297	393,030
55,029	United Development Funding IV, REIT	128,441	165,087
9,323	Uniti Group, Inc., REIT	245,469	234,380

		4,593,988	4,735,730

	Total Common Stocks	4,593,988	4,735,730

Preferred Stocks - 11.3%

REAL ESTATE - 11.3%
4,556	Resource Capital Corp., REIT 8.25%	99,968	109,526

Shares		Amortized Cost ($) (a)	Value ($)

REAL ESTATE (continued)
17,050	RAIT Financial Trust, REIT, Series A 7.75%	348,560	351,060
13,500	RAIT Financial Trust, REIT, Series B 8.38%	297,396	309,150
5,000	RAIT Financial Trust, REIT, Series C 8.88%	114,380	120,000

		860,304	889,736

	Total Preferred Stocks	860,304	889,736

Cash Equivalents - 0.7%
50,939	State Street Institutional U.S. Government Money Market Fund, Premier Class	50,939	50,939

	Total Cash Equivalents	50,939	50,939

Total Investments - 99.1%		7,640,295	7,801,405

Other Assets & Liabilities, Net - 0.9%			71,619

Net Assets - 100.0%			7,873,024

(a)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.
(b)	Fixed rate senior loan.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $3,174,212, or 40.3% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2017.
(d)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2017, these securities amounted to $175,000 or 2.2% of net assets.
(e)	Variable or floating rate security.
(f)	Affiliated issuer. Assets with a total aggregate market value of $1,607,518, or 20.4% of net assets, were affiliated with the Fund as of June 30, 2017.
(g)	Non-income producing security.

Glossary:
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.	3

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2017 (unaudited)	NexPoint Real Estate Strategies Fund

($)
Assets
Investments from unaffiliated issuers, at value (cost $6,275,818)	6,142,948
Affiliated issuers, at value (cost $1,313,538) (Note 8)	1,607,518

Total Investments, at value (cost $7,589,356)	7,750,466
Cash equivalents (Note 2)	50,939
Cash	9,425
Receivable for:
Investments sold	168,784
Dividends and interest	94,849
Receivable from Investment Adviser (Note 5)	27,570
Prepaid expenses and other assets	939

Total assets	8,102,972

Liabilities
Payable for:
Investments purchased	19,962
Investment advisory and administration fees (Note 5)	7,930
Transfer agent fees	25,223
Accrued expenses and other liabilities	176,833

Total liabilities	229,948

Commitments and Contingencies (Note 5)

Net Assets	7,873,024

Net Assets Consist of:
Paid-in capital	7,448,505
Accumulated net investment income	2,688
Accumulated net realized gain from investments and foreign currency transactions	258,215
Net unrealized appreciation (depreciation) on investments	163,616

Net Assets	7,873,024

4	See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (continued)

As of June 30, 2017 (unaudited)	NexPoint Real Estate Strategies Fund

($)
Class A:
Net assets	1,106
Shares outstanding (unlimited authorization)	52

Net asset value per share(a)(b)	21.25

Maximum offering price per share(c)	22.55

Class C:
Net assets	1,097
Shares outstanding (unlimited authorization)	52

Net asset value and offering price per share(a)	21.19

Class Z:
Net assets	7,870,821
Shares outstanding (unlimited authorization)	371,392

Net asset value, offering and redemption price per share	21.19

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $500,000 or more are subject to a 1.00% CDSC if redeemed within eighteen months of purchase.
(c)	The sales charge is 5.75%. On sales of $500,000 or more, there is no sales charge and therefore the offering will be lower.

See accompanying Notes to Financial Statements.	5

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (unaudited)	NexPoint Real Estate Strategies Fund

($)
Investment Income
Income:
Dividends from unaffiliated issuers	131,287
Dividends from affiliated issuers (Note 8)	6,776
Interest from unaffiliated issuers	162,663

Total Income	300,726

Expenses:
Investment advisory (Note 5)	46,818
Distribution and shareholder service fees: (Note 5)
Class A	1
Class C	5
Transfer agent fees	24,742
Trustees fees (Note 5)	721
Accounting services fees	5,091
Audit fees	18,797
Legal fees	9,712
Insurance	436
Reports to shareholders	9,918
Amortized offering costs (Note 4)	145,781
Other	811

Total operating expenses before waiver and reimbursement (Note 5)	262,833
Less: Expenses waived or borne by the adviser and administrator	(198,321)

Net operating expenses	64,512

Net investment income	236,214

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	216,005
Foreign currency related transactions	791

Change in unrealized appreciation (depreciation) on:
Investments	8,401

Net realized and unrealized gain (loss) on investments	225,197

Total increase in net assets resulting from operations	461,411

6	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

NexPoint Real Estate Strategies Fund

	Six Months Ended June 30, 2017 (unaudited) ($)	Year Ended December 31, 2016(a) ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	236,214	58,412
Net realized gain on investments and foreign currency transactions	216,796	62,025
Net change in unrealized depreciation on investments, securities sold short, written options contracts and translation of assets and liabilities denominated in foreign currency	8,401	155,215

Net increase from operations	461,411	275,652

Distributions to shareholders from:
Net investment income
Class A	(32)	(10)
Class C	(28)	(9)
Class Z	(238,739)	(73,727)

Total distributions	(238,799)	(73,746)

Increase in net assets from operations and distributions	222,612	201,906

Share transactions:
Proceeds from sale of shares
Class A	—	1,000
Class C	—	1,000
Class Z	147,937	7,002,938
Value of distributions reinvested
Class A	32	10
Class C	28	9
Class Z	221,825	73,727

Net increase from shares transactions	369,822	7,078,684

Total increase in net assets	592,434	7,280,590

Net Assets
Beginning of period	7,280,590	—

End of period	7,873,024	7,280,590

Accumulated net investment income	2,688	5,273

(a)	The Fund and Class Z commenced operations on July 1, 2016, Class A and C commenced operations on July 21, 2016.

See accompanying Notes to Financial Statements.	7

STATEMENTS OF CHANGES IN NET ASSETS (continued)

NexPoint Real Estate Strategies Fund

CAPITAL STOCK ACTIVITY - SHARES

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016(a)

Class A:
Shares sold	—	50
Issued for distribution reinvested	2	—	(b)

Net increase in fund shares	2	50

Class C:
Shares sold	—	50
Issued for distribution reinvested	2	—	(b)

Net increase in fund shares	2	50

Class Z:
Shares sold	6,988	350,160
Issued for distribution reinvested	10,619	3,625
Shares redeemed	—	—

Net increase in fund shares	17,607	353,785

(a)	The Fund and Class Z commenced operations on July 1, 2016, Class A and C commenced operations on July 21, 2016.
(b)	Represents less than 0.005 shares.

8	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2017 (unaudited)	NexPoint Real Estate Strategies Fund

$
Cash Flows Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	461,411

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities Operating Activities:
Purchases of investment securities from unaffiliated issuers	(3,276,053)
Proceeds from disposition of investment securities from unaffiliated issuers	2,768,892
Proceeds from short-term portfolio investments (cash equivalents), net	1,707,751
Net accretion of discount	(4,436)
Net realized gain on investments from unaffiliated issuers	(216,005)
Net realized gain on foreign currency transactions	(791)
Net change in unrealized appreciation/ (depreciation) on investments	(8,401)
Decrease in receivable from Investment Advisor	50,406
Increase in receivable for investments sold	(168,784)
Increase in receivable for dividends and interest	(35,751)
Decrease in offering costs	145,781
Increase in prepaid expenses and other assets	(183)
Decrease in payable for investments purchased	(29,684)
Increase in payables to related parties	7,930
Increase in payable to transfer agent fees	23,660
Decrease in accrued expenses and other liabilities	(63,245)

Net cash flow provided by operating activities	1,362,498

Cash Flows Received from (Used In) Financing Activities:
Decrease in notes payable	(1,500,000)
Distributions paid in cash	(16,914)
Proceeds from shares sold	147,937

Net cash flow received from (used in) financing activities	(1,368,977)
Effect of exchange rate changes on cash	791

Net Decrease in Cash	(5,688)

Cash & Foreign Currency/Due to Custodian/Bank Overdraft of Foreign Currency:
Beginning of period	15,113

End of period	9,425

Supplemental disclosure of cash flow information:
Reinvestment of Distributions	221,885

See accompanying Notes to Financial Statements.	9

FINANCIAL HIGHLIGHTS

NexPoint Real Estate Strategies Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended June 30, 2017 (unaudited)	For the Period Ended December 31, 2016(a)

Net Asset Value, Beginning of Period	$20.62	$20.00
Income from Investment Operations:
Net investment income(b)	0.65	0.14
Net realized and unrealized gain/(loss)	0.61	0.68

Total from investment operations	1.26	0.82
Less Distributions Declared to Shareholders:
From net investment income	(0.63)	(0.20)

Total distributions declared to shareholders	(0.63)	(0.20)
Net Asset Value, End of Period	$21.25	$20.62
Total Return(c)(d)(e)	6.22%	4.12%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$1	$1
Gross operating expenses(g)	8.08%	10.78%
Net investment income/(loss)	6.20%	1.56%
Portfolio turnover rate(e)	38%	14%

(a)	Class commenced operations on July 21, 2016.
(b)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended June 30, 2017 (unaudited)	For the Period Ended December 31, 2016
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.97%	2.08%
Interest expense and commitment fees	—	—
Dividends and fees on securities sold short	—	—

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

NexPoint Real Estate Strategies Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended June 30, 2017 (unaudited)	For the Period Ended December 31, 2016(a)

Net Asset Value, Beginning of Period	$20.58	$20.00
Income from Investment Operations:
Net investment income(b)	0.53	0.04
Net realized and unrealized gain	0.64	0.71

Total from investment operations	1.17	0.75
Less Distributions Declared to Shareholders:
From net investment income	(0.56)	(0.17)

Total distributions declared to common shareholders	(0.56)	(0.17)
Net Asset Value, End of Period(c)	$21.19	$20.58
Total Return(c)(d)(e)	5.74%	3.78%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$1	$1
Gross operating expenses(g)	8.88%	11.53%
Net investment income/(loss)	5.10%	0.45%
Portfolio turnover rate(e)	38%	14%

(a)	Class commenced operations on July 21, 2016.
(b)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	June 30, 2017 (unaudited)	For the Period Ended December 31, 2016
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.72%	2.83%
Interest expense and commitment fees	—	—
Dividends and fees on securities sold short	—	—

See accompanying Notes to Financial Statements.	11

FINANCIAL HIGHLIGHTS

NexPoint Real Estate Strategies Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended June 30, 2017 (unaudited)	For the Period Ended December 31, 2016(a)

Net Asset Value, Beginning of Year	$20.57	$19.95
Income from Investment Operations:
Net investment income(b)	0.65	0.24
Net realized and unrealized gain	0.63	0.59

Total from investment operations	1.28	0.83
Less Distributions Declared to Shareholders:
From net investment income	(0.66)	(0.21)

Total distributions declared to shareholders	(0.66)	(0.21)
Net Asset Value, End of Year(c)	$21.19	$20.57
Total return(c)(d)(e)	6.31%	4.17%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$7,871	$7,279
Gross operating expenses(g)	7.01%	11.26%
Net investment income	6.30%	2.45%
Portfolio turnover rate(e)	38%	14%

(a)	Class commenced operations on July 1, 2016.
(b)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended June 30, 2017 (unaudited)	For the Period Ended December 31, 2016
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.72%	1.83%
Interest expense and commitment fees	—	—
Dividends and fees on securities sold short	—	—

12	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2017	NexPoint Real Estate Strategies Fund

Note 1. Organization

NexPoint Real Estate Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund. The Fund commenced operations on July 1, 2016. This report includes information for the six months ended June 30, 2017. The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in real estate and real estate related securities. NexPoint Advisors, L.P. (“NexPoint” or “the Investment Adviser”), an affiliate of Highland Capital Management, L.P. (“Highland”), is the investment adviser to the Fund. Once each quarter, the Fund will offer to repurchase at net asset value (“NAV”) no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund is an investment company that applies the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require the Investment Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Fund Valuation

The net asset value (“NAV”) of the Fund’s common shares is calculated daily on each day that the NYSE is open for business as of the close of the regular trading session on the NYSE, usually 4:00 PM, Eastern Time. The NAV is calculated by dividing the value of the Fund’s net assets attributable to common shares by the numbers of common shares outstanding.

Valuation of Investments

In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations on the NYSE, National Association of Securities Dealers Automated Quotation (“NASDAQ”), or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2017	NexPoint Real Estate Strategies Fund

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2017, the Fund’s investments consisted of senior loans, asset-backed securities, common stocks, preferred stocks and cash equivalents. The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common and preferred stocks that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. The Fund’s real estate investments include equity interests in limited liability companies and equity issued by Real Estate Investment Trusts (“REITs”) that invest in commercial real estate. The fair value of real estate investments that are not actively traded on national exchanges are based on internal models developed by the Investment Adviser. The significant inputs to the models include cash flow projections for the underlying properties, capitalization rates and appraisals performed by independent valuation firms. These inputs are not readily observable, and the Fund has classified the investments as Level 3 assets.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2017	NexPoint Real Estate Strategies Fund

market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of June 30, 2017 is as follows:

	Total value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
NexPoint Real Estate Strategies Fund
Assets
U.S. Senior Loans
Real Estate	$1,950,000	$—	$—	$1,950,000
Asset-Backed Securities	175,000	—	175,000	—
Common Stocks
Real Estate	4,735,730	3,511,518	—	1,224,212
Preferred Stocks(1)	889,736	889,736	—	—
Cash Equivalents	50,939	50,939	—	—

Total	$7,801,405	$4,452,193	$175,000	$3,174,212

(1)	See Investment Portfolio detail for industry breakout.

The table below sets forth a summary of changes in the Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended June 30, 2017.

	Balance as of December 31, 2016	Transfers Into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ Discount	Net Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Net Purchases	Net (Sales)	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2017
U.S. Senior Loans	$1,950,000	$—	$—	$2,737	$—	$(2,737)	$—	$—	$1,950,000	$(2,737)
Common Stocks	1,077,161	—	—	—	—	147,051	—	—	1,224,212	147,051

Total	$3,027,161	$—	$—	$2,737	$—	$144,314	$—	$—	$3,174,212	$144,314

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the six months ended June 30, 2017, there were no transfers between Levels.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 6/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Senior Loans	$1,950,000	Cost Price	N/A	N/A
Common Stock	1,224,212	Net Asset Value	N/A	N/A

Total	$3,174,212

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2017	NexPoint Real Estate Strategies Fund

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds and loans are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

The Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

The Investment Adviser has analyzed the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Fund’s financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Fund plans to pay distributions from net investment income monthly and net realized capital gains annually to common shareholders. To permit the Fund to maintain more stable monthly distributions and annual distributions, the Fund may from time to time distribute less than the entire amount of income and gains earned in the relevant month or year, respectively. The undistributed income and gains would be available to supplement future distributions. In certain years, this practice may result in the Fund distributing, during a particular taxable year, amounts in excess of the amount of income and gains earned therein. Such distributions would result in a portion of each distribution occurring in that year to be treated as a return of capital to shareholders. Shareholders of the Fund will automatically have all distributions reinvested in Common Shares of the Fund issued by the Fund in accordance with the Fund’s Dividend Reinvestment Plan (the “Plan”) unless an election is made to receive cash. The number of newly issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the lesser of (i) the NAV per Common Share determined on the Declaration Date and (ii) the market price per Common Share as of the close of regular trading on the NYSE on the Declaration Date. Participants in the Plan requesting a sale of securities through the plan agent of the Plan are subject to a sales fee and a brokerage commission.

Organization and Offering Costs

Organization costs include the cost of incorporating, such as the cost of legal services and other fees pertaining to the Fund’s organization, and are expensed as incurred. Offering costs include legal fees pertaining to the preparation of the Fund’s initial registration statement and other costs pertaining to the public offering of the Fund’s shares of common stock. Offering costs are accounted for as a deferred charge until operations begin and thereafter are amortized to expense over 12 months on a straight-line basis. Both organization costs and offering costs are subject to an expense limitation agreement as described further in Note 5.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. The Fund also considers money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2017	NexPoint Real Estate Strategies Fund

Foreign Currency

Accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Note 3. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended December 31, 2016, permanent differences chiefly resulting from foreign currency gains and losses, and distributions from real estate investment trusts were identified and reclassified among the components of the Fund’s net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in-Capital
$20,607	$(20,606)	$(1)

For the year ended December 31, 2016, the Fund’s most recent tax year end, components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Appreciation/ (Depreciation)
$28,480	$23,359	$150,068

(1)	Other Temporary Differences is comprised of deferred REIT income.

For the year ended December 31, 2016, the Fund did not have capital loss carryovers.

The tax character of distributions paid during the year ended December 31, 2016 (unless otherwise indicated) is as follows:

Distributions Paid From:	2016
Ordinary Income(1)	$73,746

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

The above mentioned distributions are reflected on a tax basis. The tax basis distributions are less than the book basis distributions reflected on the Statement of Changes in Net Assets.

Unrealized appreciation and depreciation at June 30, 2017, based on cost of investments for U.S. federal income tax purposes is:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)(1)	Cost
$417,531	$(261,567)	$155,964	$7,645,441

(1)

Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to wash sales, non-taxable dividends, partnership, Controlled Foreign Corporation and Passive Foreign Investment Company (Qualifying Electing Fund) basis adjustments and defaulted bonds.

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year.

Note 4. Asset Coverage

The Fund is required to maintain 300% asset coverage with respect to amounts borrowed. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of June 30, 2017, the Fund was in compliance with its asset coverage requirements.

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2017	NexPoint Real Estate Strategies Fund

Note 5. Investment Advisory, Service and Distribution, Trustee and Other Fees

Investment Advisory Fee

The Investment Adviser to the Fund receives an annual fee, paid monthly, in an amount equal to 1.25% of the Fund’s Daily Gross Assets. The Fund’s “Daily Gross Assets” is an amount equal to the total assets of the Fund, including assets resulting from leverage, less any liabilities not representing leverage.

Service and Distribution Fees

The Distributor serves as the principal underwriter and distributor of the Fund’s shares. The Distributor receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. The Fund has adopted a “Shareholder Servicing Plan and Agreement” (the “Plan”) under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have a multi-class structure, CDSCs and distribution and shareholder servicing fees. Under the Plan, the Fund may incur expenses on an annual basis equal to 0.25% of the average net assets of the Class A and Class C Shares.

Class C shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C shares and will be payable on a quarterly basis.

Expense Limitation Agreement

The Investment Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Investment Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including organizational and offering expenses, but excluding distribution fees, interest, dividend expenses on short sales, brokerage commissions and other transaction costs, acquired fund fees and expenses, taxes, litigation expenses and extraordinary expenses), to the extent that they exceed 1.75% per annum of the Fund’s average Daily Gross Assets (the “Expense Limitation”). “Daily Gross Assets” is defined in the Expense Limitation

Agreement as an amount equal to total assets, less any liabilities, but excluding liabilities evidencing leverage. If the Fund incurs expenses excluded from the Expense Limitation Agreement, the Fund’s expense ratio would be higher and could exceed the Expense Limitation. In consideration of the Investment Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Investment Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date of the reimbursement; and (2) the reimbursement may not be made if it would cause the Expense Limitation as of the time of waiver to be exceeded. The Expense Limitation Agreement will remain in effect at least until at least May 1, 2018, unless and until the Board approves its modification or termination. The Expense Limitation Agreement may be terminated only by the Board. After the expiration of the Expense Limitation Agreement, the agreement may be renewed at the discretion of the Investment Adviser and the Board. On June 30, 2017, the amounts subject to possible future recoupment under the Funds’ expense limitations were as follows:

Fiscal Years Ended December 31,
2019	2020
$286,453	$198,321

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Although the Fund believes that Mr. Powell is technically no longer an “interested person” of the Fund, in light of his previous employment and the possibility that he may provide consulting services to the Investment Adviser and affiliates of the Investment Adviser, it is possible that the SEC might in the future determine Mr. Powell to be an “interested person” of the Fund. Therefore, the Fund treats Mr. Powell as an “interested person” of the Fund for all purposes other than compensation and the Trust’s Code of Ethics (Mr. Powell will be compensated at the same rate as the Independent Trustees) from December 16, 2015 until December 4, 2017 (the second anniversary of his resignation).

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2017	NexPoint Real Estate Strategies Fund

The Fund pays no compensation to its officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Receivable from Investment Adviser

The balance shown as “Receivable from Investment Adviser” on the Statement of Assets and Liabilities represents amounts owed to the Fund as a result of amounts waived or reimbursed under the Expense Limitation Agreement.

Other Related Party Transactions

On December 29, 2016, the Fund entered into a short-term promissory note (the “Promissory Note”) with Highland for $1,500,000. The Promissory Note did not bear interest and was due and payable by the Fund upon demand, with prepayment allowed. The Promissory Note was paid off in full on January 3, 2017.

Indemnification

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Note 6. Repurchase of Shares

Once each quarter, the Fund will offer to repurchase at NAV no less than 5% of the outstanding shares of the Fund (the “Repurchase Offer Amount”), unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan.

During both the quarters ended March 31, 2017 and June 30, 2017, the Fund offered to repurchase up to 5% of the outstanding shares of the Fund. No shareholders submitted repurchase requests as part of either of the quarterly tender offers.

Note 7. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Fund are described below in alphabetical order:

Concentration in Real Estate Securities Risk

Although the Fund does not invest directly in real estate, the Fund will concentrate its investments in investment vehicles that invest principally in real estate and real estate related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The values of companies engaged in the real estate industry are affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage.

Debt Securities Risk

When the Fund invests in debt securities, the value of the investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced or fluctuate more than other types of investments. This kind of market risk is generally greater for funds investing in debt securities with longer maturities.

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2017	NexPoint Real Estate Strategies Fund

Leverage Risk

The use of leverage, such as borrowing money to purchase securities, will cause the Fund or a Public Investment Fund or Private Real Estate Investment Fund in which the Fund has invested, to incur additional expenses and significantly magnify the Fund’s losses in the event of underperformance of the Fund’s (or Public Investment Fund’s or Private Real Estate Investment Fund’s) underlying investments. Interest payments and fees incurred in connection with such borrowings will reduce the amount of distributions available to the Fund’s shareholders. The Fund’s investments in Public Investment Funds and REITs managed by affiliated or unaffiliated institutional asset managers may incur higher levels of leverage. Accordingly, the Fund, through these investments, may be exposed to the higher levels of leverage than the Fund is permitted to, including a greater risk of loss with respect to such investments as a result of higher leverage employed by such entities.

Liquidity Risk

There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

REIT Risk

Real estate investments may be affected by changes in the real estate markets generally as well as changes in the values of the properties owned by the REIT or securing the mortgages owned by the REIT. REITs are dependent upon management skill and are not diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under the Code, and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

Note 8. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six months ended June 30, 2017, were as follows:

Other Securities
Purchases	Sales
$3,276,053	$2,768,892

Note 9. Affiliated Issuers

Under Section 2 (a) (3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The table below shows affiliated issuers of the Fund as of June 30, 2017:

	Shares		Market Value
Issuer	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	Affiliated Income	Purchases	Sales
Other Affiliates
NexPoint Residential Trust, Inc., REIT (Common Stocks)	15,400	15,400	$344,036	$383,306	$6,776	$—	$—
Majority Owned, Not Consolidated
NRESF REIT SUB, LLC (Common Stocks)	1,012,750	1,012,750	1,077,161	1,224,212	—	—	—

Total	1,028,150	1,028,150	$1,421,197	$1,607,518	$6,776	$—	$—

Note 10. New Accounting Pronouncements

In January 2016, the FASB issued Accounting Standards Update 2016-01, Financial Instruments (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities. The amendments in this update makes improvements to the requirements for accounting for equity investments and simplifying the impairment assessment of equity investments. For public entities this update will be effective for fiscal years beginning after December 15, 2017. For all other entities, this update will be effective for fiscal years beginning after December 31,

2018, and for interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements and disclosures.

In March 2016, the FASB issued Accounting Standards Update 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments. The amendments in this update clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

June 30, 2017	NexPoint Real Estate Strategies Fund

are clearly and closely related to their debt hosts. For public entities this update will be effective for interim periods and fiscal years beginning after December 15, 2016. For all other entities, this update will be effective for fiscal years beginning after December 31, 2017, and for interim periods within fiscal years beginning after December 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements and disclosures.

In August, 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Receipts and Cash Payments. The amendments in this update address eight specific issues, where there has been diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows under Topic 230. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements and disclosures.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Investment Adviser is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and disclosures.

In November, 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows explain the change during the period in the total of cash, cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. In addition, Accounting Standards Update 2016-18 must be adopted at the same time as Accounting Standards Update 2016-15. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements and disclosures.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements and disclosures.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten the amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements and disclosures.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes.

Semi-Annual Report	21

ADDITIONAL INFORMATION (unaudited)

June 30, 2017	NexPoint Real Estate Strategies Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. Where trades are aggregated, the investments or proceeds, as well as the expenses incurred, will be allocated by the Investment Adviser in a manner designed to be equitable and consistent with the Investment Adviser’s fiduciary duty to the Fund and its other clients (including its duty to seek to obtain best execution of client trades).

22	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

NexPoint Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

DST Systems, Inc.

210 W 10th, 8th Floor

Kansas City, MO 64105

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of NexPoint Real Estate Strategies Fund (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-844-485-9167 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting records for the most recent 6-month period ended June 30, are available (i) without charge, upon request, by calling 1-844-485-9167 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.NexPointAdvisors.com.

As required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive officer and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting, as applicable.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling 1-844-485-9167.

Semi-Annual Report	23

NexPoint Real Estate Strategies Fund

c/o DST Systems, Inc.

P.O. Box 219630

Kansas City, MO 64121-9630

NexPoint Real Estate Strategies Fund	Semi-Annual Report, June 30, 2017

www.nexpointadvisors.com	NRES-SAR-0617

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Semi-Annual Report filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in NexPoint Real Estate Strategies Fund’s (the “Registrant”) most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Registrant or any “affiliated purchaser” (as such term is defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended) during the period covered by the report.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

3

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT REAL ESTATE STRATEGIES FUND

By (Signature and Title):	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date: September 6, 2017

By (Signature and Title):	/s/ Brian Mitts
Brian Mitts
Executive Vice President, Principal Financial Officer and Principal Accounting Officer

Date: September 6, 2017